The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 54.3%
	AGGREGATE BOND — 1.2%
17,629	AB High Yield ETF	$641,872
115,955	iShares Yield Optimized Bond ETF	2,571,882
		3,213,754
	BROAD BASED — 0.8%
104,793	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	2,027,745
	BROAD MARKET — 6.6%
82,446	Schwab Fundamental U.S. Broad Market ETF	5,406,808
35,654	Vanguard U.S. Momentum Factor ETF	5,355,231
50,451	Vanguard U.S. Quality Factor ETF	6,765,222
		17,527,261
	CONSUMER STAPLES — 3.2%
88,619	Fidelity MSCI Consumer Staples Index ETF	4,200,780
21,468	Vanguard Consumer Staples ETF	4,358,648
		8,559,428
	CONVERTIBLE — 0.0%
655	iShares Convertible Bond ETF	51,503
	CORPORATE — 5.7%
128,620	Franklin Senior Loan ETF	3,139,614
19,977	iShares High Yield Systematic Bond ETF	927,732
20,160	iShares Investment Grade Systematic Bond ETF	894,298
155,670	Principal Active High Yield ETF	2,965,576
27,765	SPDR Portfolio Intermediate Term Corporate Bond ETF	904,028
246,744	VanEck IG Floating Rate ETF	6,294,439
		15,125,687
	EMERGING MARKETS — 2.5%
95,194	Columbia EM Core ex-China ETF	3,038,592
23,624	Schwab Fundamental Emerging Markets Equity ETF	698,562
80,205	SPDR S&P Emerging Markets Dividend ETF	2,831,237
		6,568,391
	GLOBAL — 1.7%
35,114	SPDR Global Dow ETF	4,498,806
	GOVERNMENT — 1.2%
32,342	iShares 7-10 Year Treasury Bond ETF	3,028,828
	INTERNATIONAL — 4.2%
64,476	Invesco S&P International Developed Momentum ETF	2,662,859
58,120	iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,856,237
50,713	Schwab Fundamental International Equity ETF	1,776,476

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
67,525	SPDR Portfolio Developed World ex-US ETF	$2,368,777
49,510	Vanguard FTSE Developed Markets ETF	2,446,784
		11,111,133
	LARGE-CAP — 12.6%
11,230	Invesco QQQ Trust Series 1	5,380,405
86,506	Schwab Fundamental U.S. Large Co. ETF	5,794,172
52,204	Schwab U.S. Large-Cap Growth ETF	5,264,251
108,675	SPDR Portfolio S&P 500 Value ETF	5,296,819
29,340	Vanguard Mega Cap ETF	5,788,489
37,187	Vanguard Value ETF - Class A	5,965,167
		33,489,303
	LONG TERM CORPORATE BOND — 1.2%
75,313	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	3,209,087
	MID-CAP — 5.2%
30,357	Invesco S&P MidCap 400 Pure Value ETF	3,391,199
46,235	Invesco S&P Midcap 400 Revenue ETF	5,075,845
45,748	Invesco S&P MidCap Momentum ETF	5,214,814
		13,681,858
	PRECIOUS METALS — 2.4%
128,689	abrdn Physical Silver Shares ETF*	3,582,702
64,242	iShares Gold Trust*	2,822,151
		6,404,853
	SMALL-CAP — 5.1%
86,616	Dimensional U.S. Small Cap ETF	5,203,889
53,920	Invesco S&P SmallCap Momentum ETF	3,237,896
87,945	JPMorgan Market Expansion Enhanced Equity ETF	4,981,205
		13,422,990
	THEMATIC — 0.7%
51,515	Global X U.S. Infrastructure Development ETF	1,907,085
	Total Exchange-Traded Funds
	(Cost $127,522,846)	143,827,712
	MUTUAL FUNDS — 41.9%
	AGGREGATE BOND — 4.3%
309,083	Allspring Core Plus Bond Fund - Class R6	3,433,913
422,517	DFA Diversified Fixed Income Portfolio - Class Institutional	3,866,033
224,900	Vanguard Core Bond Fund - Class Admiral	3,985,230
		11,285,176
	BLEND BROAD MARKET — 2.5%
161,257	DFA U.S. Core Equity 1 Portfolio - Class Institutional	6,511,575

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 4.5%
179,397	DFA U.S. Large Co. Portfolio - Class Institutional	$6,495,978
64,240	Schwab S&P 500 Index Fund	5,412,823
		11,908,801
	BLEND MID CAP — 2.4%
177,587	Vanguard Strategic Equity Fund - Class Investor	6,457,057
	EMERGING MARKET STOCK — 0.8%
25,870	New World Fund, Inc. - Class F-3	2,075,557
	EMERGING MARKETS BOND — 4.3%
545,966	Nuveen Emerging Markets Debt Fund - Class R6	4,580,656
293,024	Vanguard Emerging Markets Bond Fund - Class Admiral	6,742,488
		11,323,144
	FOREIGN AGGREGATE BOND — 2.7%
673,328	Dodge & Cox Global Bond Fund - Class I	7,197,876
	FOREIGN BLEND — 5.3%
89,408	DFA International Small Co. Portfolio - Class Institutional	1,762,222
372,417	Dimensional Global Equity Portfolio - Class Institutional	12,356,804
		14,119,026
	FOREIGN VALUE — 3.7%
92,228	American Beacon EAM International Small Cap Fund - Class R5	1,698,843
75,585	DFA International Small Cap Value Portfolio - Class Institutional	1,686,291
84,278	DFA International Value Portfolio - Class Institutional	1,762,252
294,784	Dodge & Cox Global Stock Fund - Class I	4,631,058
		9,778,444
	GENERAL CORPORATE BOND — 1.2%
346,474	T Rowe Price Institutional Floating Rate Fund - Class I	3,277,639
	GROWTH BROAD MARKET — 2.5%
107,509	New Perspective Fund - Class R-6	6,712,866
	GROWTH LARGE CAP — 2.0%
84,289	Nuveen Large Cap Growth Index Fund - Class R6	5,272,250
	GROWTH SMALL CAP — 1.3%
32,494	Vanguard Explorer Fund - Class Admiral	3,469,688
	HIGH YIELD BOND — 1.1%
305,729	American High-Income Trust - Class F-3	2,922,771

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 3.3%
109,207	DFA U.S. Targeted Value Portfolio - Class Institutional	$3,473,862
175,515	Vanguard Selected Value Fund - Class Investor	5,147,868
		8,621,730
	Total Mutual Funds
	(Cost $98,797,537)	110,933,600
	MONEY MARKET FUNDS — 3.4%
9,122,116	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.19%[1]	9,122,116
	Money Market Funds
	(Cost $9,122,116)	9,122,116
	TOTAL INVESTMENTS — 99.6%
	(Cost $235,442,499)	263,883,428
	Other Assets in Excess of Liabilities — 0.4%	1,132,785
	TOTAL NET ASSETS — 100.0%	$265,016,213

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2024.